EXPENSES BY NATURE - Employee benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Salaries	$ (71,690)	$ (53,328)	$ (44,202)
Social security costs	(8,604)	(6,317)	(5,318)
Pension costs	(2,980)	(2,284)	(2,179)
Share-based compensation	(9,251)	(6,392)	(9,055)
Total	$ (92,525)	$ (68,321)	$ (60,754)